Deposits	12 Months Ended
Sep. 30, 2011
Deposits [Abstract]
Deposits
6.	DEPOSITS

Deposits at September 30, 2011 and 2010 are summarized as follows:

	2011			2010
		Weighted			Weighted
		Average	% of		Average	% of
	Amount	Rate	Total	Amount	Rate	Total
	(Dollars in thousands)
Non-certificates:
Checking	$551,632	0.08%	12.3%	$482,428	0.13%	11.0%
Savings	253,184	0.41	5.6	234,285	0.54	5.3
Money market	1,066,065	0.35	23.7	942,428	0.65	21.5
Total non-certificates	1,870,881	0.28	41.6	1,659,141	0.48	37.8

Certificates of deposit:
0.00 – 0.99%	339,803	0.50	7.6	193,959	0.53	4.4
1.00 – 1.99%	1,106,957	1.27	24.6	1,013,538	1.44	23.1
2.00 – 2.99%	775,235	2.49	17.2	777,687	2.53	17.7
3.00 – 3.99%	371,682	3.42	8.3	576,595	3.50	13.2
4.00 – 4.99%	30,615	4.40	0.7	164,763	4.32	3.8
5.00 – 5.99%	--	--	--	627	5.29	--
Total certificates of deposit	2,624,292	1.87	58.4	2,727,169	2.29	62.2
	$4,495,173	1.21%	100.0%	$4,386,310	1.61%	100.0%

As of September 30, 2011, certificates of deposit mature as follows:

		Weighted
		Average
	Amount	Rate
	(Dollars in thousands)
2012	$1,390,231	1.65%
2013	555,043	1.86
2014	309,015	2.27
2015	317,065	2.43
2016	49,423	2.22
Thereafter	3,515	2.46
	$2,624,292	1.87%

Interest expense on deposits for the periods presented is as follows:

	Year Ended September 30,
	2011	2010	2009
	(Dollars in thousands)
Checking	$441	$622	$879
Savings	1,225	1,323	1,873
Money market	5,307	6,522	8,512
Certificates	56,595	70,749	89,207
	$63,568	$79,216	$100,471

The amount of noninterest-bearing deposits was $97.6 million and $76.4 million as of September 30, 2011 and 2010, respectively.  Certificates of deposit with a minimum denomination of $100 thousand were $882.8 million and $885.6 million as of September 30, 2011 and 2010, respectively.  Deposits in excess of $250 thousand may not be fully insured by the FDIC.  The aggregate amount of deposits that were reclassified as loans receivable due to customer overdrafts was $124 thousand and $175 thousand as of September 30, 2011 and 2010, respectively.